Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Demonstration plant
Plant operating expense	$ 855	$ 1,466
Personnel
Demonstration plant
Plant operating expense	645	1,013
Reagents
Demonstration plant
Plant operating expense	22	13
Repairs and maintenance
Demonstration plant
Plant operating expense	31	10
Supplies
Demonstration plant
Plant operating expense	98	292
Testwork
Demonstration plant
Plant operating expense	3	102
Office trailer rental
Demonstration plant
Plant operating expense	7	17
Other
Demonstration plant
Plant operating expense	$ 49	$ 19